BORROWINGS - Corporate Borrowings composition of corporate borrowings (Details) - USD ($) $ in Millions		Dec. 31, 2019	Sep. 13, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings	[1]	$ 2,100		$ 2,328	$ 2,191
Credit facilities
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		2.90%		3.30%
Term (years)		5		4
Carrying value		$ 299		$ 721
Estimated fair value		$ 299		$ 721
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		4.10%		4.40%
Term (years)		10		7
Carrying value		$ 1,808		$ 1,613
Estimated fair value		1,905		1,640
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value		2,107		2,334
Estimated fair value		2,204		2,361
Less: Unamortized financing fees		(7)		(6)
Total borrowings		$ 2,100		$ 2,328
Series 4 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		5.80%		5.80%
Term (years)		17		18
Carrying value		$ 115		$ 110
Estimated fair value		$ 142		$ 124
Series 7 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		0.00%		5.10%
Term (years)		0		2
Carrying value		$ 0		$ 330
Estimated fair value		$ 0		$ 342
Series 8 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		4.80%		4.80%
Term (years)		2		3
Carrying value		$ 308		$ 293
Estimated fair value		$ 324		$ 309
Series 9 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		3.80%		3.80%
Term (years)		5		6
Carrying value		$ 308		$ 293
Estimated fair value		$ 322		$ 288
Series 10 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		3.60%		3.60%
Term (years)		7		8
Carrying value		$ 384		$ 367
Estimated fair value		$ 400		$ 357
Series 11 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		4.30%		4.30%
Term (years)		9		10
Carrying value		$ 231		$ 220
Estimated fair value		$ 248		$ 220
Series 12 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		3.40%	3.40%	0.00%
Term (years)		10		0
Carrying value		$ 231		$ 0
Estimated fair value		$ 232		$ 0
Series 13 | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Weighted-average Interest rate (%)		4.30%	4.30%	0.00%
Term (years)		30		0
Carrying value		$ 231		$ 0
Estimated fair value		$ 237		$ 0

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).